SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, BALANCE SHEETS (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents		$ 403	$ 570	[1]	$ 904	$ 475
Due from affiliates, current		6	38	[1]
Deferred income taxes		0	305	[1]
Other current assets		267	293	[1]
Total current assets		2,891	4,184	[1]
Investments in subsidiaries		2,905	2,848	[1]
Due from affiliaties, noncurrent		186	188	[1]
Other assets		761	480	[1]
Total assets	[2]	41,150	39,651	[1]	37,165
LIABILITIES AND EQUITY
Current portion of long-term debt		907	469	[3]
Due to affiliaties, current		14	2	[3]
Other current liabilities		551	649	[3]
Total current liabilities		4,612	5,069	[3]
Long-term debt		13,134	12,086	[3]
Other long-term liabilities		1,176	1,104	[3]
Total shareholders' equity		11,809	11,326	[3]
Total liabilities and equity		41,150	39,651	[3]
Parent Company [Member]
ASSETS
Cash and cash equivalents		4	3	[4]	$ 6	$ 18
Due from affiliates, current		62	101	[4]
Deferred income taxes		0	398	[4]
Other current assets		4	15	[4]
Total current assets		70	517	[4]
Investments in subsidiaries		15,586	14,557	[4]
Due from affiliaties, noncurrent		457	174	[4]
Deferred Tax Assets		2,188	1,544	[4]
Other assets		641	609	[4]
Total assets		18,942	17,401	[4]
LIABILITIES AND EQUITY
Current portion of long-term debt		752	0	[4]
Due to affiliaties, current		332	338	[4]
Income taxes payable		42	93	[4]
Other current liabilities		310	271	[4]
Total current liabilities		1,436	702	[4]
Long-term debt		5,195	4,644	[4]
Due to affiliates		0	230	[4]
Other long-term liabilities		502	499	[4]
Total shareholders' equity		11,809	11,326	[4]
Total liabilities and equity		$ 18,942	$ 17,401	[4]

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	December 31, 2014 and 2013 have been adjusted for the retrospective adoption of ASU 2015-03.
[3]	As adjusted for the retrospective adoption of ASU 2015-03.
[4]	As adjusted for the retrospective adoption of ASU 2015-03.